WARRANTY LIABILITY	12 Months Ended
Sep. 30, 2025
Product Warranties Disclosures [Abstract]
WARRANTY LIABILITY	WARRANTY LIABILITY
The Company offer warranties against product defects for periods generally ranging from one to ten years, with limited lifetime warranties on certain door and fan models. Typical warranties require the Company to repair or replace the defective products during the warranty period at no cost to the customer. At the time revenue is recognized, the Company records a liability for warranty costs, estimated based on historical experience, and periodically assesses its warranty obligations and adjusts the liability as necessary. Warranty costs expected to be incurred in the next 12 months are classified in accrued liabilities. Warranty costs expected to be incurred beyond one year are classified in other long-term liabilities. The short-term warranty liability was $5,695 as of September 30, 2025 and $5,524 as of September 30, 2024. The long-term warranty liability was $1,239 at both September 30, 2025 and 2024.

Changes in Griffon’s warranty liability, included in Accrued liabilities, were as follows:

	Years Ended September 30,
	2025	2024
Balance, beginning of period	$5,524	$5,268
Warranties issued and changes in estimated pre-existing warranties	12,918	14,537
Actual warranty costs incurred	(12,747)	(14,281)
Balance, end of period	$5,695	$5,524